Share Capital - Summary of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2017 CAD Options yr	Dec. 31, 2016 Options
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding | Options	4,426,237	3,655,020
Range one [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding	337,714
Weighted Average Remaining Contractual Life in Years, Options Outstanding | yr	0.87
Weighted Average Exercise Price, Options Outstanding	CAD 14.73
Shares Exercisable	337,714
Weighted Average Remaining Contractual Life in Years, Options Exercisable | yr	0.87
Weighted Average Exercise Price, Options Exercisable	CAD 14.73
Range two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding	432,367
Weighted Average Remaining Contractual Life in Years, Options Outstanding | yr	2.16
Weighted Average Exercise Price, Options Outstanding	CAD 20.88
Shares Exercisable	432,367
Weighted Average Remaining Contractual Life in Years, Options Exercisable | yr	2.16
Weighted Average Exercise Price, Options Exercisable	CAD 20.88
Range three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding	3,656,156
Weighted Average Remaining Contractual Life in Years, Options Outstanding | yr	3.86
Weighted Average Exercise Price, Options Outstanding	CAD 32.29
Shares Exercisable	1,516,836
Weighted Average Remaining Contractual Life in Years, Options Exercisable | yr	3.58
Weighted Average Exercise Price, Options Exercisable	CAD 32.56
Range four [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding	4,426,237
Weighted Average Remaining Contractual Life in Years, Options Outstanding | yr	3.46
Weighted Average Exercise Price, Options Outstanding	CAD 29.84
Shares Exercisable	2,286,917
Weighted Average Remaining Contractual Life in Years, Options Exercisable | yr	2.91
Weighted Average Exercise Price, Options Exercisable	CAD 27.72
Bottom of range [member] | Range one [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	14.33
Bottom of range [member] | Range three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	31.75
Bottom of range [member] | Range four [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	14.33
Top of range [member] | Range one [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	14.88
Top of range [member] | Range two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	20.88
Top of range [member] | Range three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	32.90
Top of range [member] | Range four [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	CAD 32.90